Unaudited Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 38,384,909	$ 11,400,237
Trade accounts receivable, net	535,190	1,879,151
Other receivables	1,015,299	1,440,833
Inventories	1,950,650	1,474,114
Restricted cash	294,059	462,415
Prepaid expenses	325,093	295,248
Total current assets	42,505,200	16,951,998
Fixed assets
Vessels, net	120,962,255	105,463,737
Advances for vessel acquisition and vessels under construction	12,462,459	50,122
Long-term assets
Restricted cash	7,700,000	7,400,000
Deferred charges, net	370,775	338,431
Other investments	5,671,196	5,196,196
Investment in joint venture	19,953,665	21,215,870
Total long-term assets	167,120,350	139,664,356
Total assets	209,625,550	156,616,354
Current liabilities
Long-term debt, current portion	14,617,000	12,862,000
Trade accounts payable	4,135,843	2,336,952
Accrued expenses	1,534,726	1,002,445
Accrued dividends	13,050	13,050
Deferred revenues	1,544,644	996,599
Due to related companies	1,025,071	903,478
Derivatives	501,015	697,889
Total current liabilities	23,371,349	18,812,413
Long-term liabilities
Long-term debt, net of current portion	44,821,000	32,782,000
Derivatives	174,831	319,859
Total long-term liabilities	44,995,831	33,101,859
Total liabilities	68,367,180	51,914,272
Mezzanine equity
Series B Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 0 and 31,351 shares issued and outstanding, respectively)	29,651,416
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 45,723,255 and 56,888,123 issued and outstanding)	1,706,644	1,371,698
Additional paid-in capital	266,766,205	252,314,683
Accumulated deficit	(156,865,895)	(148,984,299)
Total shareholders’ equity	111,606,954	104,702,082
Total liabilities and shareholders’ equity	$ 209,625,550	$ 156,616,354